UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2008
Date of reporting period: January 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.
Schedule of Investments
January 31, 2008
(Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (97.31% of holdings)
	China	13.42%
	Advertising Sales	0.70%
36,600	AirMedia Group, Inc. ADR+		$713,272	$837,774

	Athletic Footwear	0.59%
1,610,000	China Hongxing Sports, Ltd.		431,078	698,568

	Building & Construction Products — Miscellaneous	0.31%
168,000	China National Building Material Co., Ltd.		411,015	373,218

	Chemicals — Fibers	0.44%
540,000	China Sky Chemical Fibre Co., Ltd.		470,012	529,561

	Commercial Banks — Non-US	1.42%
488,000	China Merchants Bank Co., Ltd., 144A		607,118	1,696,270

	Food — Miscellaneous / Diversified	0.45%
675,000	Synear Food Holdings, Ltd.		817,278	542,895

	Gold Mining	1.17%
1,179,500	Zijin Mining Group Co., Ltd.		646,629	1,391,848

	Life / Health Insurance	1.01%
335,000	China Life Insurance Co., Ltd.		669,803	1,203,119

	Machinery — General Industry	0.20%
312,000	Shanghai Electric Group Co., Ltd.		255,668	239,311

	Machinery — Material Handling	1.52%
861,200	Shanghai Zhenhua Port Machinery Co., Class B		452,140	1,811,965

	Oil Companies — Integrated	1.16%
4,199	China Petroleum and Chemical Corp. ADR		168,538	451,896
678,000	Petrochina Co., Ltd.		679,391	932,246

			847,929	1,384,142

	Real Estate — Operations & Development	1.61%
266,800	China Merchants Property Development Co., Ltd.		1,073,650	872,634
513,204	China Vanke Co., Ltd. Class B		79,537	1,043,338

			1,153,187	1,915,972

The Asia Tigers Fund, Inc.
Schedule of Investments
January 31, 2008
(Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	China (continued)
	Schools	0.27%
5,600	New Oriental Education & Technology Group, Inc. ADR+		$367,522	$317,240

	Shipbuilding	1.23%
422,000	Guangzhou Shipyard International Co., Ltd.+		519,180	1,464,150

	Telecommunications Equipment	0.30%
217,000	Foxconn International Holdings, Ltd.+		145,516	357,937

	Telecommunications Services	0.85%
1,334,000	China Communications Services Corp., Ltd.+		1,003,892	1,018,072

	Transport — Services	0.19%
392,000	Dalian Port (PDA) Co., Ltd.		284,422	225,756

	Total China		9,795,661	16,007,798

	Hong Kong	20.67%
	Apparel Manufacturers	2.22%
156,000	Esprit Holdings, Ltd.		219,698	2,016,931
218,500	Ports Design, Ltd.		451,027	630,579

			670,725	2,647,510

	Building & Construction — Miscellaneous	0.47%
368,000	China State Construction International Holdings, Ltd	.	686,253	564,527

	Cellular Telecommunications	4.08%
331,600	China Mobile, Ltd.		1,144,748	4,861,459

	Chemicals — Specialty	0.51%
1,620,000	EcoGreen Fine Chemical Group		712,759	602,586

	Commercial Banks — Non-US	0.58%
88,402	Dah Sing Financial Group		499,745	696,204

	Commercial Services	0.47%
5,402,500	Shenzhen International Holdings, Ltd.		548,836	561,288

	Diversified Operations	0.73%
88,381	Hutchison Whampoa, Ltd.		419,142	863,813

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2008
(Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Hong Kong (continued)
	Electric — Generation	1.25%
621,500	China Resources Power Holdings Co., Ltd.		$523,751	$1,484,317

	Electronic Components — Miscellaneous	0.53%
678,000	AAC Acoustic Technology Holdings, Inc.+		659,408	633,962

	Finance — Other Services	1.24%
71,500	Hong Kong Exchanges & Clearing, Ltd.		248,006	1,474,681

	Oil Companies — Exploration & Production	0.86%
7,050	CNOOC, Ltd. ADR		356,973	1,027,396

	Power Conversion / Supply Equipment	0.50%
332,000	China High Speed Transmission Equipment Group Co., Ltd.+		795,634	596,173

	Real Estate — Operations & Development	2.69%
104,700	Cheung Kong Holdings, Ltd.		845,018	1,688,060
3,781,328	SRE Group, Ltd.		790,667	703,264
42,000	Sun Hung Kai Properties, Ltd.		718,923	821,533

			2,354,608	3,212,857

	Retail — Apparel / Shoe	0.89%
914,000	Belle International Holdings, Ltd.		900,300	1,064,481

	Retail — Consumer Electronics	0.73%
391,000	Gome Electrical Appliances Holdings, Ltd.		650,207	872,633

	Retail — Major Department Store	1.04%
1,000,000	New World Department Store China+		1,154,784	1,244,164

	Retail — Restaurants	0.56%
330,000	Cafe De Coral Holdings, Ltd.		297,250	666,231

	Steel — Producers	0.65%
2,804,000	Shougang Concord International Enterprises Co., Ltd.		631,192	769,658

	Transport — Services	0.67%
278,000	Integrated Distribution Services Group, Ltd.		506,378	802,293

	Total Hong Kong		13,760,699	24,646,233

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2008
(Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	India	12.12%
	Applications Software	1.07%
33,452	Infosys Technologies, Ltd.		$401,465	$1,277,675

	Commercial Banks — Non-US	1.72%
58,980	Punjab National Bank, Ltd.		490,396	958,659
20,015	State Bank of India		82,268	1,099,109

			572,664	2,057,768

	Engineering / Research & Development Services	1.09%
60,950	Punj Lloyd, Ltd.		512,789	684,497
16,550	Texmaco, Ltd.		472,306	619,716

			985,095	1,304,213

	Independent Power Producer	0.13%
12,500	Lanco Infratech, Ltd.		247,027	153,349

	Machinery Tools & Related Products	0.40%
277,550	Shanthi Gears, Ltd.		535,969	478,267

	Motion Pictures & Services	0.96%
51,313	UTV Software Communications, Ltd.		652,601	1,143,091

	Oil Refining & Marketing	2.75%
94,750	Chennai Petroleum Corp., Ltd.		617,596	715,408
40,704	Reliance Industries, Ltd.		331,847	2,563,189

			949,443	3,278,597

	Power Conversion & Supply Equipment	2.32%
31,368	Bharat Heavy Electricals, Ltd.		200,480	1,644,360
65,355	Indo Tech Transformers, Ltd.		465,348	1,120,372

			665,828	2,764,732

	Shipbuilding	0.87%
57,750	ABG Shipyard, Ltd.		455,088	1,039,207

	Telecommunications Services	0.81%
62,910	Reliance Communications, Ltd.		377,962	961,744

	Total India		5,843,142	14,458,643

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2008
(Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Indonesia	4.02%
	Coal	2.05%
3,540,500	PT Bumi Resources TBK		$460,360	$2,450,570

	Commercial Banks — Non-US	0.81%
2,517,660	PT Bank Central Asia TBK		333,342	966,603

	Industrial	0.63%
34,750,500	Duta Graha Indah TBK PT		728,531	751,647

	Telecommunications Services	0.53%
629,500	PT Telekomunikasi Indonesia TBK		313,016	629,738

	Total Indonesia		1,835,249	4,798,558

	Malaysia	6.35%
	Agriculture	1.24%
673,075	IOI Corp. BHD		229,192	1,476,999

	Casino Hotels	1.15%
1,133,500	Resorts World BHD		602,397	1,366,296

	Commercial Banks — Non-US	0.98%
365,400	Bumiputra — Commerce Holdings BHD		457,078	1,163,227

	Engineering / Research & Development Services	0.63%
267,850	WCT Engineering BHD		665,878	753,341

	Metal Processors & Fabrication	1.91%
1,038,400	KNM Group BHD		551,769	2,278,671

	Real Estate — Operations & Development	0.44%
779,100	IGB Corp. BHD		501,233	529,754

	Total Malaysia		3,007,547	7,568,288

	Singapore	11.52%
	Agricultural Chemicals	0.41%
826,000	China XLX Fertiliser, Ltd.+		621,597	483,688

	Commercial Banks — Non-US	1.06%
103,100	DBS Group Holdings, Ltd.		659,566	1,264,201

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2008
(Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Singapore (continued)
	Computers — Integrated Systems	0.63%
1,131,000	CSE Global, Ltd.		$769,089	$750,064

	Diversified Operations	1.20%
180,000	Keppel Corp., Ltd.		649,687	1,437,562

	Energy — Alternate Sources	0.47%
600,000	First Resources, Ltd.+		461,501	563,003

	Food — Wholesale / Distribution	0.84%
551,000	Olam International, Ltd.		536,293	1,006,836

	Oil — Field Services	0.43%
316,000	Swiber Holdings, Ltd.+		596,313	514,999

	Oil Field Machinery & Equipment	0.44%
366,000	KS Energy Services, Ltd.		463,608	524,185

	Real Estate — Operations & Development	0.70%
189,500	Keppel Land, Ltd.		142,823	831,586

	Schools	0.68%
488,000	Raffles Education Corp., Ltd.		397,612	809,087

	Telecommunications Services	0.71%
326,840	Singapore Telecommunications, Ltd.		466,545	841,658

	Transport — Equipment & Leasing	0.47%
495,000	Goodpack, Ltd.		716,306	565,754

	Transportation — Marine	3.48%
622,000	Cosco Corp. (Singapore), Ltd.		501,604	1,952,801
1,352,000	Ezra Holdings, Ltd.		357,030	2,193,876

			858,634	4,146,677

	Total Singapore		7,339,574	13,739,300

	South Korea	17.56%
	Auto — Cars & Light Trucks	0.50%
7,670	Hyundai Motor Co.		385,526	596,438

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	South Korea (continued)
	Building & Construction — Miscellaneous	1.41%
14,040	GS Engineering & Construction Corp.		$332,960	$1,680,814

	Cellular Telecommunications	0.73%
3,851	SK Telecom Co., Ltd.		698,091	869,015

	Commercial Banks — Non-US	1.53%
27,701	Kookmin Bank		886,609	1,819,538

	Diversified Financial Services	1.68%
37,520	Shinhan Financial Group Co., Ltd.		585,202	1,999,424

	Electronic Components — Semiconductors	4.36%
8,254	Samsung Electronics Co., Ltd.		2,409,054	5,203,019

	Finance — Credit Card	0.53%
12,910	Samsung Card Co., Ltd.+		682,836	629,156

	Finance — Investment Banker / Broker	0.59%
5,727	Mirae Asset Securities Co., Ltd.		1,054,425	709,883

	Machinery — Construction & Mining	0.47%
24,920	Doosan Infracore Co., Ltd.		701,683	563,664

	Metal Processors & Fabrication	0.84%
13,580	PYEONG SAN Co., Ltd.		728,691	472,617
6,209	Taewoong Co., Ltd.		638,136	524,926

			1,366,827	997,543

	Non-Ferrous Metals	0.66%
6,830	Korea Zinc Co., Ltd.		254,371	785,099

	Retail — Discount	1.08%
1,990	Shinsegae Co., Ltd.		558,276	1,288,155

	Shipbuilding	0.64%
28,290	Samsung Heavy Industries Co., Ltd.		369,621	762,772

	Steel — Producers	2.54%
5,625	POSCO		710,822	3,033,293

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Total South Korea		$10,996,303	$20,937,813

	Taiwan	8.73%
	Circuit Boards	0.50%
468,560	Unimicron Technology Corp.		761,240	592,229

	Computers	0.53%
311,324	Advantech Co., Ltd.		370,818	634,040
1	Compal Electronics, Inc.		1	1

			370,819	634,041

	Electronic Components — Miscellaneous	2.82%
258,003	Asustek Computer, Inc.		711,010	662,627
512,009	Hon Hai Precision Industry Co., Ltd.		1,030,503	2,698,428

			1,741,513	3,361,055

	Electronic Components — Semiconductors	0.23%
28,250	MediaTek, Inc.		370,144	275,372

	Entertainment Software	0.48%
95,450	International Games System Co., Ltd.		755,322	572,792

	Life / Health Insurance	0.79%
401,000	Cathay Financial Holding Co., Ltd.		847,899	942,605

	Semiconductor Components — Integrated Circuits	3.38%
991,333	Advanced Semiconductor Engineering, Inc.		620,026	864,602
88,829	Novatek Microelectronics Corp., Ltd.		413,021	303,815
1,539,324	Taiwan Semiconductor Manufacturing Co., Ltd.		2,434,054	2,866,954

			3,467,101	4,035,371

	Total Taiwan		8,314,038	10,413,465

	Thailand	2.92%
	Commercial Banks — Non-US	0.68%
370,105	Siam Commercial Bank PCL		157,065	807,135

	Oil Companies — Exploration & Production	1.08%
289,400	PTT Exploration & Production PCL		474,039	1,288,560

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2008 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Thailand (continued)
	Oil Refining & Marketing	0.59%
303,200	Thai Oil PCL		$509,471	$697,961

	Real Estate — Operations & Development	0.57%
981,000	Central Pattana PCL		456,377	683,417

	Total Thailand		1,596,952	3,477,073

	TOTAL COMMON STOCKS		62,489,165	116,047,171

RIGHTS (0.05% of holdings)
	India	0.05%
	Commercial Banks — Non-US	0.05%
4,003	State Bank of India		0	58,177

	Total India		0	58,177

	TOTAL RIGHTS		0	58,177

REPURCHASE AGREEMENTS (2.64% of holdings)
PRINCIPAL
AMOUNT	United States	2.64%
	State Street Bank, 1.25% dated 01/31/08, due 02/01/08, proceeds at maturity $3,147,998 (Collaterized by $3,082,000 FNMA, 6%, due
3,147,889	05/15/08, Market Value $3,148,006)		3,147,889	3,147,889

	Total United States		3,147,889	3,147,889

	TOTAL REPURCHASE AGREEMENTS		3,147,889	3,147,889

	TOTAL INVESTMENTS	100.00%	$65,637,054	$119,253,237

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2008 (Unaudited)

Footnotes and Abbreviations

ADR	American Depository Receipt
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $1,696,270.
+	Non-Income producing security
As of October 31, 2007, the aggregate cost for federal income tax purposes was $64,565,434. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

Excess of value over tax cost	$104,525,834
Excess of tax cost over value	(243,556)

$104,282,278

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	March 24, 2008

By (Signature and Title)*	/s/ Joseph Malangoni
Joseph Malangoni, Treasurer
(principal financial officer)

Date	March 24, 2008

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.